Balance Sheet Accounts (Tables)	12 Months Ended
Dec. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Schedule Of Cash And Cash Equivalents
As of December 31, 2016 and December 31, 2017, our cash and cash equivalent balances were invested as follows (in thousands):

	December 31, 2016	December 31, 2017
Cash	$4,066	$5,098
Money market funds	57,715	35,195
Total cash and cash equivalents	$61,781	$40,293

Schedule Of Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets — Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Prepaid maintenance contracts	$2,026	$1,944
Prepaid insurance	541	490
Prepaid rent	370	311
Other current assets	1,140	1,560
Prepaid expenses and other current assets	$4,077	$4,305

Schedule Of Property And Equipment
Property and Equipment — Property and equipment consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Computer equipment and software	$17,524	$17,112
Office equipment and furniture	3,490	3,583
Leasehold improvements	3,173	3,156
Property and equipment, gross	24,187	23,851
Less accumulated depreciation and amortization	(18,579)	(19,146)
Property and equipment, net	$5,608	$4,705

Schedule Of Other Assets
Other assets consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Capitalized project costs	$2,735	$4,481
Security deposits	589	545
Deferred tax assets	204	232
Other assets	279	2,029
Other assets	$3,807	$7,287

Schedule Of Intangible Assets
The carrying amounts,  accumulated amortization, net carrying value and weighted average remaining life of our definite-lived amortizable intangible assets, as well as our indefinite-lived intangible trademarks, are presented in the tables below for (dollars in thousands, weighted-average useful life is as of December 31, 2017):

	December 31, 2016			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life
Technology	$1,700	$(1,700)	$—	$1,700	$(1,700)	$—	0 years
Pharmacy and customer relationships	10,100	(6,934)	3,166	10,100	(7,884)	2,216	2.3 years
Trade names, trademarks and website addresses	907	(607)	300	907	(697)	210	2.3 years
Total intangible assets subject to amortization	$12,707	$(9,241)	$3,466	$12,707	$(10,281)	$2,426
Indefinite-lived trademarks and domain names			5,114			5,114	Indefinite
Intangible assets			$8,580			$7,540

Schedule Of Intangible Assets Future Amortization Expense
As of December 31, 2017, expected amortization expense in future periods is as follows (in thousands):

Years Ending December 31,	Pharmacy and Customer Relationships	Trade Names, Trademarks and Website Addresses	Total
2018	$950	$90	$1,040
2019	950	90	1,040
2020	316	30	346
Total	$2,216	$210	$2,426

Schedule Of Other Current Liabilities
Other current liabilities consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Deferred revenue	$851	$385
Professional fees	307	1,012
Other accrued expenses	490	611
Total other current liabilities	$1,648	$2,008

Schedule Of Non-Current Liabilities
Non-current liabilities consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Deferred rent – non-current	$830	$724
Accrued affiliate commissions	1,322	1,092
Income tax payable – non-current	1,978	19
Other non-current liabilities	123	85
Total other non-current liabilities	$4,253	$1,920